1. ORGANIZATION AND BUSINESS OPERATIONS	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

The Company was incorporated under the laws of the State of Nevada, on April 24, 2008 under the name Planet Resources, Corp. In May 2009, the Company also began to look for other types of business to pursue that would benefit the shareholders. In order to pursue businesses that may not be in the mining industry the name of the Company was changed with the approval of the Directors and Shareholders to Bakhu Holdings, Corp. on May 4, 2009 (“Bakhu, or the “Company”).

The Company has not generated any revenue to date and consequently its operations are subject to all risks inherent in the establishment of a new business enterprise. For the period from inception, April 24, 2008 through October 31, 2020 the Company has accumulated losses of $16,785,532.

On August 9, 2019, the Company formed Cell Science CBD International, Inc., a California corporation as a wholly owned subsidiary. On November 26, 2019, the name of the subsidiary was changed to CBD Biotech, Inc., (“CBD”). On January 5, 2020, the Company entered into a Sublicense Agreement with CBD wherein the Company granted a sublicense of the Licensed Science as it relates to the production and manufacturing of cannabis and their byproducts which have measurable tetrahydrocannabinol (THC) concentration potency less than 3% on a dry weight basis. CBD had no active operations as of October 31, 2020.

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

Planet Resources, Corp (“the Company”) was incorporated under the laws of the State of Nevada, U.S. on April 24, 2008. In May 2009, the Company also began to look for other types of business to pursue that would benefit the stockholders. In order to pursue businesses that may not be in the mining industry the name of the Company was changed with the approval of the Directors and Stockholders to Bakhu Holdings, Corp. on May 4, 2009 (“Bakhu,” or the “Company”).

The Company has not generated any revenue to date and consequently its operations are subject to all risks inherent in the establishment of a new business enterprise. For the period from inception, April 24, 2008 through July 31, 2020 the Company has accumulated losses of $15,724,678.

On August 9, 2019, the Company formed Cell Science CBD International, Inc., a California corporation as a wholly owned subsidiary. On November 26, 2019, the name of the subsidiary was changed to CBD Biotech, Inc., (“CBD”). On January 5, 2020, the Company entered into a Sublicense Agreement with CBD wherein the Company granted a sublicense of the Licensed Science as it relates to the production and manufacturing of cannabis and their byproducts which have measurable tetrahydrocannabinol (THC) concentration potency less than 3% on a dry weight basis. CBD had no active operations as of April 30, 2020.